FAIR VALUE MEASUREMENT - Fair value of derivative instruments on the consolidated balance sheets (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 27,111	$ 27,716
Total derivatives liability	6,480	9,625
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	12,316	10,632
Derivative assets - current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	3,416	1,638
Derivative assets - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	468
Derivative assets - non-current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		2,592
Derivative assets - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	10,911	12,854
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	5,120	3,496
Derivative liabilities - current | Warrants
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		711
Derivative liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	1,001	$ 5,418
Derivative liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 359